ACQUISITION OF PHYTO BRANDCO (Tables)	12 Months Ended
Dec. 31, 2022
Phyto Brand Co [Member]
Disclosure of detailed information about business combination [line items]
Disclosure of allocation of the purchase consideration [Table Text Block]
Assets acquired:	$
Cash	301,966
Accounts receivable	255,154
Prepaid expenses	19,500
Equipment and right of use asset	85,108
661,728
Liabilities assumed:
Accounts payable and other accrued liabilities	(434,252)
Lease liability	(34,665)
Fair value of net identifiable assets acquired	192,811

Purchase consideration
Share consideration	24,000,000
Shares to be cancelled	(12,000,000)
12,000,000
Identifiable intangible assets:
Trademarks	3,250,000
Deferred tax liability	(879,000)
Goodwill	9,436,189